LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.33%
•Freddie Mac STACR REMIC Trust
Series 2021-HQA1 M1 0.80% (SOFR30A + 0.70%) 8/25/33	3,480,415	$ 3,471,253
Series 2021-HQA2 M1 0.80% (SOFR30A + 0.70%) 12/25/33	8,085,886	8,016,787
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 1.51% (LIBOR01M + 1.05%) 12/25/29	215,886	216,505
Total Agency Collateralized Mortgage Obligations (Cost $11,781,581)		11,704,545
AGENCY OBLIGATIONS–1.42%
Federal Farm Credit Banks Funding Corp. 0.21% 12/21/23	5,000,000	4,829,957
Federal Home Loan Mortgage Corp. 0.63% 9/8/25	8,165,000	7,627,741
Total Agency Obligations (Cost $13,162,751)		12,457,698
CORPORATE BONDS–39.16%
Aerospace & Defense–0.86%
Teledyne Technologies, Inc.
0.95% 4/1/24	6,765,000	6,493,927
2.25% 4/1/28	1,190,000	1,103,902
		7,597,829
Airlines–0.10%
♦United Airlines Pass Through Trust
3.75% 9/3/26	562,295	548,687
4.00% 4/11/26	318,043	319,198
		867,885
Auto Manufacturers–1.15%
Daimler Trucks Finance North America LLC 1.63% 12/13/24	3,640,000	3,475,219
Ford Motor Credit Co. LLC
2.30% 2/10/25	200,000	189,844
2.90% 2/16/28	450,000	406,687
2.90% 2/10/29	280,000	249,402
General Motors Financial Co., Inc.
3.10% 1/12/32	165,000	148,305
4.15% 6/19/23	5,310,000	5,387,165
5.25% 3/1/26	218,000	228,334
		10,084,956
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment–0.50%
Aptiv PLC/Aptiv Corp. 2.40% 2/18/25	4,545,000	$ 4,427,373
		4,427,373
Banks–13.14%
μBank of America Corp.
1.84% 2/4/25	4,560,000	4,458,445
2.48% 9/21/36	2,085,000	1,792,624
μBank of Ireland Group PLC 2.03% 9/30/27	695,000	629,441
Bank of Montreal 1.85% 5/1/25	1,625,000	1,561,636
Bank of New York Mellon Corp.
•1.35% (LIBOR03M + 1.05%) 10/30/23	10,127,000	10,171,720
1.60% 4/24/25	3,980,000	3,836,474
μBNP Paribas SA 1.32% 1/13/27	625,000	569,105
μCitigroup, Inc.
2.01% 1/25/26	6,435,000	6,194,839
3.07% 2/24/28	500,000	486,979
Citizens Financial Group, Inc. 4.30% 2/11/31	750,000	739,229
μCredit Suisse Group AG
2.59% 9/11/25	840,000	811,448
4.21% 6/12/24	2,480,000	2,502,086
Deutsche Bank AG
0.90% 5/28/24	4,380,000	4,170,411
μ3.74% 1/7/33	450,000	397,710
Fifth Third Bancorp
2.38% 1/28/25	595,000	581,475
3.65% 1/25/24	2,860,000	2,895,255
Goldman Sachs Group, Inc.
•1.06% (SOFR + 0.81%) 3/9/27	2,705,000	2,638,313
μ1.54% 9/10/27	1,151,000	1,051,932
•1.68% (LIBOR03M + 1.17%) 5/15/26	4,925,000	4,950,258
μ3.10% 2/24/33	190,000	179,092
μ3.62% 3/15/28	920,000	918,712
Huntington National Bank 2.50% 8/7/22	6,290,000	6,305,433
JPMorgan Chase & Co.
•0.85% (SOFR + 0.58%) 3/16/24	2,640,000	2,631,854
•1.15% (LIBOR03M + 0.89%) 7/23/24	10,680,000	10,735,531
μ1.47% 9/22/27	265,000	244,215
μ2.55% 11/8/32	1,165,000	1,064,514
μ4.60% 2/1/25	295,000	284,306
•Kreditanstalt fuer Wiederaufbau 1.18% (SOFR + 1.00%) 2/12/24	7,000,000	7,111,213
LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley
μ1.16% 10/21/25	4,245,000	$ 4,032,491
μ2.48% 1/21/28	370,000	352,729
μ2.48% 9/16/36	250,000	214,336
5.00% 11/24/25	170,000	179,200
National Securities Clearing Corp. 1.20% 4/23/23	800,000	792,860
PNC Bank NA
•0.77% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,502,531
3.88% 4/10/25	970,000	988,695
μState Street Corp.
1.68% 11/18/27	1,110,000	1,041,416
2.20% 2/7/28	685,000	656,387
2.65% 5/15/23	5,140,000	5,141,172
SVB Financial Group 1.80% 10/28/26	450,000	418,125
Truist Bank
2.45% 8/1/22	2,000,000	2,005,485
μ2.64% 9/17/29	653,000	642,235
μTruist Financial Corp. 1.89% 6/7/29	810,000	736,231
U.S. Bancorp
μ2.22% 1/27/28	405,000	386,834
μ2.68% 1/27/33	420,000	399,285
3.38% 2/5/24	1,895,000	1,921,056
U.S. Bank NA 3.40% 7/24/23	2,545,000	2,579,031
μUBS Group AG 1.36% 1/30/27	240,000	220,487
Wells Fargo & Co.
•1.53% (LIBOR03M + 1.23%) 10/31/23	6,115,000	6,142,821
μ3.53% 3/24/28	345,000	344,307
		115,611,964
Beverages–0.09%
Diageo Capital PLC 1.38% 9/29/25	875,000	828,618
		828,618
Biotechnology–0.04%
Royalty Pharma PLC 1.75% 9/2/27	400,000	363,028
		363,028
Chemicals–0.74%
Air Products & Chemicals, Inc.
1.50% 10/15/25	150,000	142,921
1.85% 5/15/27	195,000	184,156
2.05% 5/15/30	315,000	290,358
•DuPont de Nemours, Inc. 1.62% (LIBOR03M + 1.11%) 11/15/23	4,615,000	4,661,070
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Methanex Corp. 5.25% 12/15/29	525,000	$ 532,875
Nutrien Ltd. 2.95% 5/13/30	695,000	670,360
		6,481,740
Commercial Services–1.22%
Ashtead Capital, Inc.
1.50% 8/12/26	375,000	340,325
2.45% 8/12/31	335,000	294,785
Global Payments, Inc.
2.15% 1/15/27	415,000	389,509
2.65% 2/15/25	764,000	747,553
2.90% 11/15/31	410,000	373,537
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	2,750,000	2,815,560
S&P Global, Inc. 2.45% 3/1/27	1,820,000	1,770,790
Sodexo, Inc. 1.63% 4/16/26	1,140,000	1,071,905
Triton Container International Ltd. 1.15% 6/7/24	3,070,000	2,912,579
		10,716,543
Computers–0.36%
International Business Machines Corp.
1.95% 5/15/30	685,000	623,247
3.00% 5/15/24	2,515,000	2,531,634
		3,154,881
Diversified Financial Services–1.84%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	5,800,000	5,477,573
2.45% 10/29/26	630,000	582,720
3.65% 7/21/27	1,530,000	1,482,446
4.63% 10/15/27	440,000	448,584
6.50% 7/15/25	365,000	386,511
Air Lease Corp.
2.88% 1/15/26	5,000,000	4,825,868
2.88% 1/15/32	715,000	640,165
3.38% 7/1/25	400,000	394,235
μ4.13% 12/15/26	400,000	340,000
Aviation Capital Group LLC 1.95% 1/30/26	695,000	638,280
Avolon Holdings Funding Ltd. 2.75% 2/21/28	665,000	591,372
Jefferies Group LLC 2.63% 10/15/31	405,000	365,124
		16,172,878
Electric–3.73%
AEP Texas, Inc. 2.40% 10/1/22	6,205,000	6,213,970

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Avangrid, Inc. 3.20% 4/15/25	765,000	$ 762,634
Berkshire Hathaway Energy Co. 3.75% 11/15/23	4,730,000	4,805,973
μDuke Energy Corp. 4.88% 9/16/24	1,445,000	1,460,360
Enel Finance International NV
1.88% 7/12/28	380,000	342,490
2.25% 7/12/31	415,000	367,522
Eversource Energy 2.90% 3/1/27	550,000	538,936
Fells Point Funding Trust 3.05% 1/31/27	485,000	464,925
ITC Holdings Corp. 2.70% 11/15/22	2,780,000	2,788,205
NRG Energy, Inc. 3.75% 6/15/24	1,690,000	1,683,373
Pacific Gas & Electric Co.
2.10% 8/1/27	2,455,000	2,205,919
3.25% 6/1/31	250,000	226,132
Sempra Energy
3.30% 4/1/25	2,845,000	2,849,505
μ4.88% 10/15/25	635,000	638,175
Southern California Edison Co. 1.10% 4/1/24	5,980,000	5,770,643
Vistra Operations Co. LLC 3.55% 7/15/24	1,700,000	1,683,886
		32,802,648
Electronics–0.04%
Amphenol Corp. 2.05% 3/1/25	375,000	364,803
		364,803
Entertainment–0.40%
Magallanes, Inc.
3.64% 3/15/25	2,155,000	2,168,094
3.76% 3/15/27	1,185,000	1,182,843
4.05% 3/15/29	200,000	200,992
		3,551,929
Food–0.24%
JBS USA Finance, Inc. 3.00% 2/2/29	837,000	774,225
Mondelez International, Inc. 2.13% 3/17/24	1,375,000	1,364,894
		2,139,119
Forest Products & Paper–0.14%
Georgia-Pacific LLC 8.00% 1/15/24	1,125,000	1,223,482
		1,223,482
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.05%
NiSource, Inc. 0.95% 8/15/25	450,000	$ 413,541
		413,541
Health Care Services–0.15%
HCA, Inc. 3.13% 3/15/27	1,350,000	1,319,075
		1,319,075
Insurance–0.86%
•Athene Global Funding 0.91% (SOFR + 0.70%) 5/24/24	6,555,000	6,477,066
Brighthouse Financial, Inc. 5.63% 5/15/30	525,000	575,511
Jackson Financial, Inc. 3.13% 11/23/31	560,000	509,841
		7,562,418
Internet–0.04%
Amazon.com, Inc. 1.20% 6/3/27	375,000	345,922
		345,922
Machinery Diversified–0.07%
Otis Worldwide Corp.
2.06% 4/5/25	570,000	554,901
2.57% 2/15/30	75,000	70,095
		624,996
Media–1.60%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50% 2/1/24	5,600,000	5,727,874
•Comcast Corp. 0.87% (LIBOR03M + 0.63%) 4/15/24	4,910,000	4,969,073
Time Warner Entertainment Co. LP 8.38% 3/15/23	3,190,000	3,358,512
		14,055,459
Mining–0.05%
Newmont Corp.
2.25% 10/1/30	265,000	242,191
2.60% 7/15/32	270,000	248,381
		490,572
Office Business Equipment–0.13%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	260,000	245,057
3.28% 12/1/28	965,000	908,933
		1,153,990
Oil & Gas–1.12%
BP Capital Markets America, Inc. 2.72% 1/12/32	825,000	776,409

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips Co.
•1.41% (LIBOR03M + 0.90%) 5/15/22	5,100,000	$ 5,105,290
2.40% 3/7/25	2,585,000	2,555,248
Equinor ASA 1.75% 1/22/26	405,000	387,801
Exxon Mobil Corp.
2.02% 8/16/24	720,000	712,809
2.28% 8/16/26	310,000	304,042
		9,841,599
Pharmaceuticals–3.01%
AstraZeneca PLC 3.50% 8/17/23	6,710,000	6,812,705
Becton Dickinson & Co. 3.36% 6/6/24	2,270,000	2,288,900
Bristol-Myers Squibb Co. 2.90% 7/26/24	8,406,000	8,468,354
•Cigna Corp. 1.13% (LIBOR03M + 0.89%) 7/15/23	5,425,000	5,464,460
CVS Health Corp.
3.75% 4/1/30	510,000	518,919
4.30% 3/25/28	2,496,000	2,611,013
Viatris, Inc.
1.65% 6/22/25	190,000	176,804
2.30% 6/22/27	160,000	145,623
		26,486,778
Pipelines–2.78%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	125,000	133,004
Enbridge, Inc.
1.60% 10/4/26	555,000	512,933
2.50% 2/14/25	3,820,000	3,734,076
Energy Transfer LP
4.50% 4/15/24	5,000,000	5,115,845
μ6.50% 11/15/26	1,405,000	1,380,834
MPLX LP
1.75% 3/1/26	405,000	379,497
4.13% 3/1/27	1,400,000	1,431,597
4.88% 12/1/24	4,190,000	4,339,422
ONEOK, Inc. 7.50% 9/1/23	1,765,000	1,855,710
Sabine Pass Liquefaction LLC
5.63% 3/1/25	110,000	116,303
5.75% 5/15/24	5,005,000	5,238,423
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	230,000	215,759
		24,453,403
Real Estate Investment Trusts–0.15%
American Homes 4 Rent LP 3.63% 4/15/32	390,000	380,316
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle International Corp. 1.05% 7/15/26	1,025,000	$ 926,025
		1,306,341
Retail–0.05%
AutoNation, Inc. 3.85% 3/1/32	430,000	416,264
		416,264
Semiconductors–0.90%
Broadcom, Inc. 3.42% 4/15/33	737,000	687,858
Microchip Technology, Inc.
0.98% 9/1/24	2,180,000	2,063,960
4.33% 6/1/23	4,715,000	4,789,043
NXP BV/NXP Funding LLC 5.55% 12/1/28	280,000	306,914
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	115,000	111,464
		7,959,239
Software–0.28%
Autodesk, Inc. 2.40% 12/15/31	970,000	864,841
CDK Global, Inc. 5.00% 10/15/24	620,000	645,823
Roper Technologies, Inc.
2.35% 9/15/24	510,000	501,896
2.95% 9/15/29	185,000	178,321
Workday, Inc.
3.50% 4/1/27	120,000	119,969
3.70% 4/1/29	185,000	185,413
		2,496,263
Telecommunications–2.87%
AT&T, Inc.
•0.91% (SOFR + 0.64%) 3/25/24	5,000,000	4,999,981
1.70% 3/25/26	5,000,000	4,733,428
2.30% 6/1/27	510,000	485,914
Rogers Communications, Inc. 3.80% 3/15/32	390,000	386,980
Sprint Corp. 7.13% 6/15/24	2,330,000	2,499,042
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	1,987,500	2,029,229
T-Mobile USA, Inc.
1.50% 2/15/26	485,000	452,369
2.40% 3/15/29	105,000	96,150
3.50% 4/15/25	580,000	583,838
•Verizon Communications, Inc. 1.61% (LIBOR03M + 1.10%) 5/15/25	8,905,000	9,018,352
		25,285,283

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.46%
Canadian Pacific Railway Co.
1.35% 12/2/24	3,875,000	$ 3,715,338
2.45% 12/2/31	320,000	297,199
		4,012,537
Total Corporate Bonds (Cost $349,853,509)		344,613,356
LOAN AGREEMENTS–12.06%
•Amentum Government Services Holdings LLC 4.50% (SOFR03M + 4.00%) 2/15/29	4,000,000	3,955,000
•AmWINS Group, Inc. 3.00% (LIBOR01M + 2.25%) 2/19/28	1,989,930	1,955,106
•Applied Systems, Inc. 4.01% (LIBOR03M + 3.00%) 9/19/24	3,311,351	3,285,688
•Aramark Services, Inc. 2.96% (LIBOR01M + 2.50%) 4/6/28	1,753,715	1,727,410
•Asplundh Tree Expert LLC 2.21% (LIBOR01M + 1.75%) 9/4/27	2,807,612	2,772,910
•Avantor Funding, Inc. 2.75% (LIBOR01M + 2.25%) 11/6/27	1,980,050	1,962,012
•Calpine Construction Finance Co. LP 2.46% (LIBOR01M + 2.00%) 1/15/25	2,895,371	2,841,083
•Carnival Corp. 3.75% (LIBOR03M + 3.00%) 6/30/25	3,939,850	3,825,594
•Castlelake Aviation Ltd. 3.25% (LIBOR03M + 2.75%) 10/22/26	2,000,000	1,943,760
•Charter Communications Operating LLC 2.21% (LIBOR01M + 1.75%) 2/1/27	3,855,215	3,818,822
•CSC Holdings LLC 2.65% (LIBOR01M + 2.25%) 7/17/25	1,905,000	1,870,481
•DaVita, Inc. 2.21% (LIBOR01M + 1.75%) 8/12/26	1,969,773	1,952,361
•DirecTV Financing LLC 5.75% (LIBOR03M + 5.00%) 8/2/27	2,077,125	2,072,535
•EFS Cogen Holdings I LLC 4.51% (LIBOR03M + 3.50%) 10/1/27	1,410,191	1,369,648
•Elanco Animal Health, Inc. 1.98% (LIBOR01M + 1.75%) 8/1/27	1,934,296	1,901,046
•Energizer Holdings, Inc. 2.75% (LIBOR01M + 2.25%) 12/22/27	2,970,000	2,918,025
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Frontier Communications Corp. 4.81% (LIBOR03M + 3.75%) 10/8/27	1,980,000	$ 1,946,993
•Gray Television, Inc. 3.23% (LIBOR01M + 3.00%) 12/1/28	1,970,063	1,958,104
•HCA, Inc. 2.21% (LIBOR01M + 1.75%) 6/30/28	1,344,838	1,343,721
•Hilton Worldwide Finance LLC 2.21% (LIBOR01M + 1.75%) 6/21/26	2,003,247	1,980,470
•Horizon Therapeutics USA, Inc. 2.25% (LIBOR01M + 1.75%) 3/15/28	2,087,229	2,063,748
•Jazz Financing Lux SARL 4.00% (LIBOR01M + 3.50%) 5/5/28	1,985,000	1,975,829
•Lamar Media Corp. 1.97% (LIBOR01M + 1.50%) 2/5/27	2,000,435	1,985,431
•Medline Borrower LP 3.75% (LIBOR01M + 3.25%) 10/21/28	1,465,000	1,449,617
•Mileage Plus Holdings LLC 6.25% (LIBOR03M + 5.25%) 6/20/27	4,000,000	4,145,000
•Naked Juice LLC
3.32% (SOFR + 3.25%) 1/24/29	1,890,909	1,857,137
3.32% (SOFR + 3.25%) 1/24/29	109,091	107,143
∞NortonLifeLock, Inc. 0.00% 1/28/29	2,500,000	2,466,675
•ON Semiconductor Corp. 2.46% (LIBOR01M + 2.00%) 9/19/26	2,571,351	2,565,566
•Organon & Co. 3.56% (LIBOR03M + 3.00%) 6/2/28	964,167	958,141
•Pacific Gas & Electric Co. 3.50% (LIBOR01M + 3.00%) 6/23/25	1,969,925	1,942,838
Parkway Generation LLC
•5.50% (LIBOR01M + 4.75%) 2/18/29	2,872,807	2,804,578
•5.50% (LIBOR01M + 4.75%) 2/18/29	402,193	392,138
•PECF USS Intermediate Holding III Corp. 4.75% (LIBOR01M + 4.25%) 12/15/28	1,995,000	1,973,634
•Peraton Corp. 4.50% (LIBOR01M + 3.75%) 2/1/28	1,953,995	1,937,503
•Pilot Travel Centers LLC 2.46% (LIBOR01M + 2.00%) 8/4/28	3,233,750	3,184,565

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Polaris Newco LLC 4.50% (LIBOR01M + 4.00%) 6/2/28	696,500	$ 690,754
•Pretium PKG Holdings, Inc. 4.50% (LIBOR03M + 4.00%) 10/1/28	1,097,250	1,064,135
•RealPage, Inc. 3.75% (LIBOR01M + 3.25%) 4/22/28	3,303,400	3,261,777
•RPI Intermediate Finance Partnership LP 2.21% (LIBOR01M + 1.75%) 2/11/27	2,116,966	2,093,680
•SBA Senior Finance II LLC 2.21% (LIBOR01M + 1.75%) 4/11/25	2,430,524	2,397,785
∞Scientific Games Holdings LP 0.00% 4/4/29	1,555,556	1,539,440
•Setanta Aircraft Leasing Designated Activity Co. 3.01% (LIBOR03M + 2.00%) 11/5/28	2,450,000	2,411,216
•Sinclair Television Group, Inc. 2.71% (LIBOR03M + 2.25%) 1/3/24	2,506,363	2,461,249
•SkyMiles IP Ltd. 4.75% (LIBOR03M + 3.75%) 10/20/27	2,000,000	2,062,180
•SS&C European Holdings SARL 2.21% (LIBOR01M + 1.75%) 4/16/25	605,709	595,582
•SS&C Technologies, Inc. 2.21% (LIBOR01M + 1.75%) 4/16/25	746,150	733,675
•Standard Industries, Inc. 3.79% (LIBOR06M + 2.50%) 9/22/28	1,817,587	1,812,135
•Telenet Financing USD LLC 2.40% (LIBOR03M + 2.00%) 4/30/28	665,000	648,847
∞Tronox Finance LLC 0.00% 4/4/29	1,250,000	1,241,412
•Ultimate Software Group, Inc. 3.75% (LIBOR03M + 3.25%) 5/3/26	1,995,000	1,976,865
•Vertical U.S. Newco, Inc. 4.00% (LIBOR01M + 3.50%) 7/30/27	1,970,187	1,949,263
Total Loan Agreements (Cost $107,403,641)		106,150,307
NON-AGENCY ASSET-BACKED SECURITIES–13.69%
•Allegro CLO VI Ltd. Series 2017-2A A 1.37% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,572,273
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Allegro CLO VIII Ltd. Series 2018-2A A 1.34% (LIBOR03M + 1.10%) 7/15/31	500,000	$ 495,741
•Apex Credit CLO Ltd. Series 2018-1A A2 1.29% (LIBOR03M + 1.03%) 4/25/31	500,000	493,073
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 1.36% (LIBOR03M + 1.11%) 7/20/31	950,000	945,274
Canyon CLO Ltd. 1.42% 7/15/34	1,275,000	1,261,787
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 1.56% (LIBOR03M + 1.05%) 5/15/31	1,971,271	1,959,461
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 1.23% (LIBOR03M + 0.98%) 4/20/31	1,280,000	1,273,041
Chesapeake Funding II LLC Series 2019-2A A1 1.95% 9/15/31	5,334,273	5,344,967
Dell Equipment Finance Trust 2.11% 8/23/27	6,880,000	6,850,327
Enterprise Fleet Financing LLC Series 2021-3 A2 0.77% 8/20/27	11,000,000	10,623,360
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,900,000	1,780,918
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	2,000,000	1,941,141
•Galaxy XXI CLO Ltd. Series 2015-21A AR 1.27% (LIBOR03M + 1.02%) 4/20/31	1,000,000	991,021
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,900,000	2,817,193
•Goldentree Loan Management US CLO 6 Ltd. Class AR 1.56% (TSFR03M + 1.32%) 4/20/35	1,000,000	997,651
Honda Auto Receivables Owner Trust Series 2019-4 A3 1.83% 1/18/24	509,926	510,736
Hyundai Auto Receivables Trust 1.81% 2/18/25	4,850,000	4,830,465
•ICG U.S. CLO Ltd. Series 2014-1A A1A2 1.45% (LIBOR03M + 1.20%) 10/20/34	2,000,000	1,974,654

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust 2022 1.90% 11/15/24	4,430,000	$ 4,415,336
•Marathon CLO Ltd. Series 2021-16A A1A 1.44% (LIBOR03M + 1.20%) 4/15/34	2,000,000	1,979,040
•Midocean Credit CLO IX Series 2018-9A A1 1.40% (LIBOR03M + 1.15%) 7/20/31	2,000,000	1,990,428
•MKS CLO Ltd. Series 2017-2A A 1.44% (LIBOR03M + 1.19%) 1/20/31	3,000,000	2,988,927
MMAF Equipment Finance LLC Series 2021-A A2 0.30% 4/15/24	6,884,844	6,845,831
•Neuberger Berman Loan Advisers CLO 36 Ltd. Series 2020-36A A1R 1.50% (LIBOR03M + 1.25%) 4/20/33	2,750,000	2,735,826
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 1.44% (LIBOR03M + 1.19%) 1/20/31	4,050,000	4,033,796
•Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A A1A 1.64% (LIBOR03M + 1.39%) 1/20/34	2,750,000	2,732,752
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	4,000,000	3,797,258
•Signal Peak CLO 5 Ltd. Series 2018-5A A 1.37% (LIBOR03M + 1.11%) 4/25/31	500,000	497,679
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 1.45% (LIBOR03M + 1.18%) 10/26/31	2,000,000	1,988,802
•Steele Creek CLO Ltd. Series 2017-1A A 1.49% (LIBOR03M + 1.25%) 10/15/30	1,500,000	1,492,774
Tesla Auto Lease Trust Series 2021-B A2 0.36% 9/22/25	11,000,000	10,953,742
Toyota Auto Receivables Owner Trust Series 2020-B Class A3 1.36% 8/15/24	4,587,244	4,576,442
•Trillium Credit Card Trust II Series 2021-2A A 0.33% (SOFR30A + 0.22%) 10/26/26	10,000,000	9,979,408
•Venture 42 CLO Ltd. Series 2021-42A A1A 1.37% (LIBOR03M + 1.13%) 4/15/34	1,500,000	1,480,561
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	5,400,000	$ 5,304,396
•Voya CLO Ltd. 1.40% (LIBOR03M + 1.15%) 10/20/34	1,000,000	992,424
•Zais CLO 16 Ltd. Series 2020-16A A1R 1.67% (LIBOR03M + 1.42%) 10/20/34	3,000,000	2,967,999
Total Non-Agency Asset-Backed Securities (Cost $121,755,709)		120,416,504
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.22%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	3,806,015
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	4,000,000	3,631,224
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	4,500,000	4,572,689
Series 2019-B15 A5 2.93% 12/15/72	5,185,000	5,035,796
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	7,416,138
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	7,430,089
Series 2020-B22 A5 1.97% 1/15/54	3,500,000	3,145,700
Series 2021-B24 A5 2.58% 3/15/54	2,500,000	2,357,226
Series 2021-B25 A5 2.58% 4/15/54	4,300,000	4,052,396
•Series 2022-B32 A5 3.00% 1/15/55	5,000,000	4,866,425
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	7,877,910
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,259,190
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	7,409,991
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	8,073,010
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4 2.66% 11/15/54	8,780,000	8,193,393
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $88,730,659)		81,127,192

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–5.64%
Canada—3.47%
CPPIB Capital, Inc.
1.25% 1/28/31	8,000,000	$ 7,107,467
3.13% 9/25/23	5,110,000	5,167,710
OMERS Finance Trust
1.10% 3/26/26	5,000,000	4,683,561
2.50% 5/2/24	4,335,000	4,327,856
Province of Ontario Canada 1.80% 10/14/31	5,000,000	4,587,672
Province of Quebec Canada 1.90% 4/21/31	5,000,000	4,672,496
		30,546,762
Japan—1.52%
Development Bank of Japan, Inc.
0.50% 8/27/25	3,000,000	2,777,366
1.00% 8/27/30	3,000,000	2,629,095
Japan Bank for International Cooperation
1.75% 1/23/23	3,000,000	2,998,377
3.38% 10/31/23	2,586,000	2,626,083
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	2,318,981
		13,349,902
Sweden—0.65%
Svensk Exportkredit AB 0.63% 10/7/24	6,000,000	5,717,116
		5,717,116
Total Sovereign Bonds (Cost $52,378,606)		49,613,780
SUPRANATIONAL BANKS–10.04%
African Development Bank 1.63% 9/16/22	3,250,000	3,255,374
•European Bank for Reconstruction & Development 0.52% (SOFR + 0.26%) 3/13/23	5,000,000	5,006,200
•European Investment Bank 0.39% (SOFR + 0.25%) 1/30/23	6,000,000	6,007,440
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
•Inter-American Development Bank
0.37% (SOFR + 0.20%) 2/10/26	6,000,000	$ 5,997,660
0.48% (SOFR + 0.30%) 2/15/29	10,000,000	9,998,000
0.51% (SOFR + 0.26%) 9/16/22	10,000,000	10,006,800
0.60% (SOFR + 0.36%) 6/10/31	7,000,000	7,018,682
•International Bank for Reconstruction & Development
0.43% (SOFR + 0.18%) 6/15/26	12,000,000	11,995,405
0.46% (SOFR + 0.30%) 8/6/24	12,000,000	12,042,480
0.49% (SOFR + 0.29%) 11/22/28	7,000,000	7,004,591
0.54% (SOFR + 0.37%) 2/11/31	10,000,000	10,026,200
Total Supranational Banks (Cost $88,204,996)		88,358,832
U.S. TREASURY OBLIGATIONS–5.27%
•U.S. Treasury Floating Rate Notes
0.63% 7/31/23 (USBMMY3M + 0.03%)	8,920,000	8,932,879
0.64% 10/31/23 (USBMMY3M + 0.04%)	37,400,000	37,467,380
Total U.S. Treasury Obligations (Cost $46,325,851)		46,400,259

	Number of Shares
MONEY MARKET FUND–2.39%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	20,992,401	20,992,401
Total Money Market Fund (Cost $20,992,401)		20,992,401

TOTAL INVESTMENTS–100.22% (Cost $900,589,704)	881,834,874

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.22%)	(1,922,280)
NET ASSETS APPLICABLE TO 89,565,652 SHARES OUTSTANDING–100.00%	$879,912,594

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
Δ Securities have been classified by country of origin.

The following swap contracts were outstanding at March 31, 2022:
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
10 yr IRS-(Annual/Semiannual)	7,680,000	1.57%	(0.29%)[3]	1/25/32	$344,560	$—	$344,560	$—
10 yr IRS-(Annual/Semiannual)	6,185,000	1.74%	(0.29%)[3]	2/22/32	205,953	—	205,953	—
10 yr IRS-(Quarterly)	36,425,000	0.48%	(0.29%)[4]	10/5/30	4,633,178	—	4,633,178	—
2 yr IRS-(Semiannual/Quarterly)	69,475,000	0.10%	(0.29%)[4]	5/12/23	1,259,488	—	1,259,488	—
3 yr IRS-(Quarterly)	108,595,000	0.04%	(0.29%)[4]	10/5/23	3,307,359	—	3,307,359	—
3 yr IRS-(Annually)	41,280,000	0.28%	(0.29%)[3]	3/19/24	1,564,886	—	1,564,886	—
3 yr IRS-(Annual/Semiannual)	23,845,000	1.22%	(0.29%)[3]	1/25/25	681,318	—	681,318	—
3 yr IRS-(Annual/Semiannual)	9,310,000	1.58%	(0.29%)[3]	2/22/25	192,425	—	192,425	—
5 yr IRS-(Annually/Monthly)	19,545,000	0.09%	(0.29%)[3]	8/24/25	1,445,234	—	1,445,234	—
5 yr IRS-(Annually)	19,825,000	0.72%	(0.29%)[3]	3/25/26	1,202,106	—	1,202,106	—
5 yr IRS-(Annual/Semiannual)	5,700,000	1.65%	(0.29%)[3]	2/22/27	154,117	—	154,117	—
7 yr IRS-(Annually/Monthly)	9,500,000	0.28%	(0.29%)[5]	10/5/27	949,740	—	949,740	—
7 yr IRS-(Annual/Semiannual)	19,365,000	0.90%	(0.29%)[3]	9/23/28	1,421,940	—	1,421,940	—
7 yr IRS-(Annual/Semiannual)	33,225,000	1.49%	(0.29%)[3]	1/25/29	1,327,436	—	1,327,436	—
Total IRS Contracts						$—	$18,689,740	$—
The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[2] Includes cumulative appreciation (depreciation) of from the date the contracts were opened through March 31, 2022.
[3] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[4] Rate resets based on SOFR03M-Secured Overnight Financing Rate.
[5] Rate resets based on LIBOR03M.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
SOFR03M–Secured Overnight Financing Rate 3 Months
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
SOFR12M–Secured Overnight Financing Rate 12 Months
LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SOFR30A–Secured Overnight Financing Rate 30 Days Average
yr–Year
See accompanying notes.
LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$11,704,545	$—	$11,704,545
Agency Obligations	—	12,457,698	—	12,457,698
Corporate Bonds	—	344,613,356	—	344,613,356
Loan Agreements	—	106,150,307	—	106,150,307
Non-Agency Asset-Backed Securities	—	120,416,504	—	120,416,504
Non-Agency Commercial Mortgage-Backed Securities	—	81,127,192	—	81,127,192
Sovereign Bonds	—	49,613,780	—	49,613,780
Supranational Banks	—	88,358,832	—	88,358,832
U.S. Treasury Obligations	—	46,400,259	—	46,400,259
Money Market Fund	20,992,401	—	—	20,992,401
Total Investments	$20,992,401	$860,842,473	$—	$881,834,874
Derivatives:

Assets:
Swap Contracts	$—	$18,689,740	$—	$18,689,740
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Diversified Floating Rate Fund–12